UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.9%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (0.3%)

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 5s, 7/1/44	BB+	$375,000	$387,971

			387,971
California (0.3%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	1,000,000	270,810

			270,810
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	300,000	337,926

			337,926
Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5s, 1/1/30	AA+	100,000	112,838

			112,838
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	140,000	152,736

			152,736
Minnesota (95.3%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	691,858
5s, 2/1/24	Aa1	470,000	540,707

Bloomington, G.O. Bonds (Indpt. School Dist. No 271), Ser. A, 5s, 2/1/18	AA+	500,000	558,405

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4s, 2/1/21	AA+	500,000	555,925

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 5s, 2/1/25	Aa2	865,000	966,041

Center City, Hlth. Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation)
5s, 11/1/44	A3	500,000	561,865
5s, 11/1/41	A3	700,000	750,029

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5s, 1/1/32	A3	1,000,000	1,112,770

Circle Pines, G.O. Bonds (Indpt. School Dist. No 12), Ser. A, zero %, 2/1/25	AA+	750,000	581,198

Cologne, Charter School Lease Rev. Bonds, Ser. A, 5s, 7/1/34	BBB-	345,000	364,458

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A, 5 1/8s, 7/1/33	BBB-	500,000	531,460

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/38 (Prerefunded 7/1/18)	BBB-	810,000	949,879
6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	440,000	515,984

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	526,380

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	420,000	423,272

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19 (Prerefunded 2/1/16)	Aa2	1,080,000	1,125,101

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5 1/2s, 8/1/36	BBB-	250,000	274,005

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	2,855,000	3,182,374
4 3/4s, 12/15/29	AAA	500,000	547,670

Jordan, Indpt. School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 5s, 2/1/28	Aa2	1,000,000	1,187,040

Lakeville, G.O. Bonds (Indpt. School Dist. No 194), Ser. D, 5s, 2/1/21	Aa2	1,000,000	1,195,300

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22 (Prerefunded 2/1/17)	Aaa	2,575,000	2,780,923

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,575,420

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-2, 0.02s, 11/15/35	VMIG1	1,000,000	1,000,000
Ser. B-1, 0.01s, 11/15/35	VMIG1	500,000	500,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	576,210

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,130,420
Ser. B, 5s, 1/1/29	A	910,000	1,053,134
Ser. B, 5s, 1/1/23	A	730,000	866,364
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,410,025

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB+	650,000	686,595

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	395,259

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,672,005
Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,705,654

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	AA-	385,000	386,147
(Essentia Hlth.), Ser. C-1, AGO, 5s, 2/15/30	AA	1,000,000	1,095,150

MN State G.O. Bonds
(Trunk Hwy.), Ser. B, 5s, 10/1/30	Aa1	1,000,000	1,177,210
Ser. A, 5s, 8/1/30	Aa1	750,000	902,828
Ser. A, 5s, 10/1/24	Aa1	490,000	589,842
Ser. A, U.S. Govt. Coll., 5s, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	12,198
Ser. A, 5s, 10/1/17	Aa1	525,000	584,078
(Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	561,650

MN State Rev. Bonds
Ser. A, 5s, 6/1/38	AA	1,000,000	1,132,540
(Gen. Fund Appropriations), Ser. B, 5s, 3/1/29	AA	500,000	583,915

MN State College & U. Rev. Bonds, Ser. A
5s, 10/1/31	Aa2	1,000,000	1,144,820
4s, 10/1/25	Aa2	1,000,000	1,110,200

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,626,780
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,036,330
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	538,160
(College of St. Scholastica, Inc.), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	802,448
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,120,260
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	552,575
(St. Catherine U.), Ser. 7-Q, 5s, 10/1/32	Baa1	700,000	752,913
(Gustavus Adolfus College), Ser. 7-B, 5s, 10/1/31	A3	500,000	566,195
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	330,252
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,068,540
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,566,053
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	541,265
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	828,465
(College of St. Scholastica, Inc.), Ser. 7-R, 4s, 12/1/19	Baa2	200,000	217,626
(Macalester College), Ser. 7-S, 3s, 5/1/22	Aa3	415,000	435,240

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.)
Ser. M, 5 3/4s, 1/1/37	Aa1	5,000	5,068
Ser. E, 5.1s, 1/1/40	Aa1	705,000	738,050
Ser. B, 4.9s, 7/1/37	Aa1	910,000	911,793
Ser. L, 4.9s, 7/1/22	Aa1	1,475,000	1,529,944

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A2	1,000,000	1,105,340
Ser. A, 5s, 10/1/34	A2	150,000	172,781
5s, 10/1/33	A2	250,000	288,415
5s, 10/1/30 (Prerefunded 10/1/15)	A2	500,000	513,875

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	A/P	500,000	528,785

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	535,465
6 1/8s, 10/1/39	BB/P	315,000	336,064

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A3	500,000	576,430
Ser. A, AGO, 5s, 1/1/21	AA	1,000,000	1,101,990
Ser. A-1, 5s, 1/1/19	A3	500,000	568,205

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB	750,000	798,300
5 1/4s, 11/1/21	BBB	500,000	532,630

Olmsted Cnty., G.O. Bonds, Ser. A, 4s, 2/1/19	Aaa	955,000	1,061,435

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5s, 9/1/44	BB+	400,000	406,040

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa3	1,150,000	1,151,403

Rochester, G.O. Bonds
(Waste Wtr.), Ser. A, 5s, 2/1/24	Aaa	1,000,000	1,206,260
(Indpt. School Dist. No. 535), Ser. A, 3s, 2/1/23	Aa1	1,000,000	1,078,880

Rochester, Elec. Util. Rev. Bonds, Ser. B, 5s, 12/1/43	Aa3	1,000,000	1,148,600

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,184,230
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	556,935
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	835,403
(Olmsted Med. Ctr.), 5s, 7/1/33	A-/F	650,000	725,823
(Mayo Clinic), 4s, 11/15/41	Aa2	250,000	259,983

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic)
Ser. A, 0.01s, 11/15/38	VMIG1	500,000	500,000
Ser. B, 0.01s, 11/15/38	VMIG1	500,000	500,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	597,923

Shakopee, Hlth. Care Facs. Rev. Bonds (St. Francis Regl. Med. Ctr.)
5s, 9/1/34	BBB+	670,000	771,599
5s, 9/1/29	BBB+	250,000	293,515

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	846,690
NATL, zero %, 1/1/24	AA-	2,000,000	1,564,800

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.)
AGO, 5 3/8s, 5/1/31	A1	1,000,000	1,130,150
Ser. A, 5 1/8s, 5/1/30	A1	500,000	568,840

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,153,750
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,129,670

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	558,195
Ser. A, 5s, 8/1/35	A1	385,000	432,243
(SPCPA Bldg. Co.), 4 5/8s, 3/1/43	BBB-	350,000	357,385

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	286,118
(German Immersion School), Ser. A, 5s, 7/1/33	BB+	500,000	514,370

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,108,650
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	Aa3	1,000,000	1,110,130

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	450,000	477,617

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	500,000	514,825

St. Paul, Metro. Council Area G.O. Bonds
(Waste Wtr.), Ser. E, 5s, 9/1/22	Aaa	1,055,000	1,292,270
(Transit Cap.), Ser. C, 4s, 3/1/25	Aaa	1,120,000	1,260,806

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,390,034

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	750,000	754,725

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), Ser. 7, 4 1/2s, 10/1/37	Baa3	600,000	598,692

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,415,355
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,202,030
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,194,600
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	576,845
Ser. C, 5s, 12/1/21	Aa1	500,000	580,135

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5s, 1/1/35	Aa3	500,000	578,690
5s, 1/1/31	Aa3	1,000,000	1,170,930
5s, 1/1/30	Aa3	1,000,000	1,159,690

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa3	1,000,000	1,188,460

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
5s, 7/1/34	BBB-	400,000	431,404
5s, 7/1/16	BBB-	425,000	443,517
5s, 7/1/15	BBB-	450,000	454,986

Woodbury, G.O. Bonds, Ser. A, 3s, 2/1/22	AAA	780,000	834,249

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5s, 12/1/32	BBB-	220,000	239,780
5s, 12/1/27	BBB-	210,000	232,237

			106,031,442
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds (NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	260,000	291,065

			291,065
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/33	Baa1	100,000	114,340

			114,340
Ohio (0.4%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, 5s, 11/15/23	A-/F	150,000	171,698

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/48	A1	250,000	274,725

			446,423
Puerto Rico (0.5%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 6 1/2s, 7/1/40	B	250,000	181,253

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 3/8s, 8/1/39	B	305,000	199,397
NATL, zero %, 8/1/44	AA-	1,000,000	143,570

			524,220
Texas (0.2%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	250,000	269,510

			269,510
TOTAL INVESTMENTS

Total investments (cost $101,816,589)(b)			$108,939,281

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $111,311,138.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $101,797,953, resulting in gross unrealized appreciation and depreciation of $7,344,150 and $202,822, respectively, or net unrealized appreciation of $7,141,328.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	20.3%
	Education	18.6
	Local debt	16.9
	Utilities	10.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$108,939,281	$—

Totals by level	$—	$108,939,281	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015